Share Capital (Share Trusts) (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share Trusts
Maximum number of common shares available for purchase in next fiscal year (in shares)	1.2
Share purchases by Share Trusts
Share purchases by Share Trusts (in shares)	0.4	0.5	0.7
Weighted-average price per share (in dollars per share)	$ 104.87	$ 102.17	$ 84.99
Amount of purchase	$ 38	$ 55	$ 60
Share settlements by Share Trusts
Number of common shares (in shares)	0.4	0.3	0.3
Weighted-average price per share (in dollars per share)	$ 84.53	$ 77.99	$ 73.31
Share settlements by Share Trusts	$ 31	$ 24	$ 23